Gains or losses on financial assets and liabilities - Schedule of exchange differences, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on financial instruments [abstract]
Foreign exchange gain (loss)	€ (542)	€ (562)	€ (2,093)